Debt - Future Minimum Principal Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt		$ 1,100,000
2019		2,468,141
2020		625,678
2021		1,345,797
2022		2,820,212
2023		380,289
2024 and thereafter		1,531,812
Total	$ 8,985,618	9,171,929	$ 10,115,393
Recourse Debt
Debt Instrument [Line Items]
Total	932,882	933,421	985,441
Credit Facilities
Debt Instrument [Line Items]
2019		0
2020		0
2021		0
2022		0
2023		0
2024 and thereafter		0
Total		0
Credit Facilities | Recourse Debt
Debt Instrument [Line Items]
Total	0	0	50,000
Convertible and Exchangeable Senior Notes | Recourse Debt
Debt Instrument [Line Items]
2019		0
2020		0
2021		402,500
2022		0
2023		200,000
2024 and thereafter		13,605
Total	616,105	616,105	616,105
Secured Debt
Debt Instrument [Line Items]
2019		2,468,141
2020		625,678
2021		943,297
2022		2,820,212
2023		180,289
2024 and thereafter		1,238,090
Total		8,275,707
Secured Debt | Recourse Debt
Debt Instrument [Line Items]
Total	36,660
Junior Subordinated Notes | Recourse Debt
Debt Instrument [Line Items]
2019		0
2020		0
2021		0
2022		0
2023		0
2024 and thereafter		280,117
Total	$ 280,117	$ 280,117	$ 280,117